Related Party Transactions	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

Note 3 – Related Party Transactions

Due to related parties

Amounts loaned to the Company by stockholders and officers of the Company are payable upon demand and unsecured. At May 31, 2022 and August 31, 2021, the amount due to related parties was $456,528 and $478,920, respectively. At May 31, 2022, $384,723 was non-interest bearing, $22,763 bears interest at 6% per annum, and $49,042 bears interest at 13.75% per annum. At August 31, 2021, $407,052 was non-interest bearing, $22,783 bears interest at 6% per annum, and $49,085 bears interest at 13.75% per annum.

Note 3 – Related Party Transactions

Due to related parties

Amounts loaned to the Company by stockholders and officers of the Company are payable upon demand and unsecured. At August 31, 2021 and 2020, the amount due to related parties was $478,920 and $528,213, respectively. At August 31, 2021 $407,052 was non-interest bearing, $22,783 bears interest at 6% per annum, and $49,085 bears interest at 13.75% per annum. At August 31, 2020, $458,550 was non-interest bearing, $22,084 bears interest at 6% per annum, and $47,579 bears interest at 13.75% per annum.

The Company leased office space from a related party on a month-to-month basis with monthly lease payments of $1,487. The lease was terminated on May 31, 2020.

On July 21, 2020, a related party converted $226,363 of outstanding principal and accrued interest into 15,091 shares of the Company’s common stock. The per share price used for the conversion of this debt was $15.00.

On July 21, 2020, the Company made a partial repayment of a debenture due to a related party of $267,768. The remaining principal balance of debentures due to related parties at August 31, 2021 and 2020 was $982,205 and $952,058, respectively.